Other Comprehensive Income (Loss) (Details 2) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014
Other comprehensive income loss net of tax portion attributables to parent [Line Items]
Other Comprehensive Income Loss Net Of Tax	$ (125,514,000)	$ (191,150,000)	$ (203,542,000)	$ (184,858,000)
Balance			(1,087,743,000)
Balance	(1,287,593,000)		(1,287,593,000)
Total FMC-AG and Co. KGaA [Member] | OtherComprehensiveIncomeRollforward [Member]
Balance			(1,093,004,000)	(549,762,000)
Other comprehensive income before reclassifications			(247,406,000)	(210,965,000)
Amounts reclassified from Accumulated Other comprehensive income			(43,864,000)	(26,107,000)
Net current period other comprehensive income			(203,542,000)	(184,858,000)
Balance	(1,296,546,000)	(734,620,000)	(1,296,546,000)	(734,620,000)
Accumulated net gain loss from designated or qualifying cash flow hedges (member) | OtherComprehensiveIncomeRollforward [Member]
Balance			(103,277,000)	(121,856,000)
Other comprehensive income before reclassifications			3,542,000	(4,287,000)
Amounts reclassified from Accumulated Other comprehensive income			(27,517,000)	(17,929,000)
Net current period other comprehensive income			31,059,000	13,642,000
Balance	(72,218,000)	(108,214,000)	(72,218,000)	(108,214,000)
AccumulatedDefinedBenefitPlansAdjustmentMember | OtherComprehensiveIncomeRollforward [Member]
Balance			(282,019,000)	(141,987,000)
Other comprehensive income before reclassifications			0	0
Amounts reclassified from Accumulated Other comprehensive income			(16,347,000)	(8,178,000)
Net current period other comprehensive income			16,347,000	8,178,000
Balance	(265,672,000)	(133,809,000)	(265,672,000)	(133,809,000)
AccumulatedTranslationAdjustmentMember | OtherComprehensiveIncomeRollforward [Member]
Balance			(702,447,000)	(286,744,000)
Other comprehensive income before reclassifications			(247,256,000)	(203,099,000)
Amounts reclassified from Accumulated Other comprehensive income			0	0
Net current period other comprehensive income			(247,256,000)	(203,099,000)
Balance	(949,703,000)	(489,843,000)	(949,703,000)	(489,843,000)
TotalBeforeNoncontrollingInterestsMember [Member] | OtherComprehensiveIncomeRollforward [Member]
Balance			(1,087,743,000)	(550,587,000)
Other comprehensive income before reclassifications			(243,714,000)	(207,386,000)
Amounts reclassified from Accumulated Other comprehensive income			(43,864,000)	(26,107,000)
Net current period other comprehensive income			(199,850,000)	(181,279,000)
Balance	(1,287,593,000)	(731,866,000)	(1,287,593,000)	(731,866,000)
Noncontrolling interests not subject to put provisions [Member] | OtherComprehensiveIncomeRollforward [Member]
Balance			(5,261,000)	825,000
Other comprehensive income before reclassifications			(3,692,000)	(3,579,000)
Amounts reclassified from Accumulated Other comprehensive income			0	0
Net current period other comprehensive income			(3,692,000)	(3,579,000)
Balance	$ (8,953,000)	$ (2,754,000)	$ (8,953,000)	$ (2,754,000)